LONG-TERM OBLIGATIONS - Letters of credit outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Letters of credit outstanding	$ 80.1	$ 75.8
Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Additional Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	34.8	33.4
Bilateral Arrangements
Debt Instrument [Line Items]
Letters of credit outstanding	45.3	42.4
Continuing Operations
Debt Instrument [Line Items]
Letters of credit outstanding	80.1	65.4
Continuing Operations | Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Continuing Operations | Additional Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	34.8	33.4
Continuing Operations | Bilateral Arrangements
Debt Instrument [Line Items]
Letters of credit outstanding	45.3	32.0
Discontinued Operations
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	10.4
Discontinued Operations | Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Discontinued Operations | Additional Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding	0.0	0.0
Discontinued Operations | Bilateral Arrangements
Debt Instrument [Line Items]
Letters of credit outstanding	$ 0.0	$ 10.4